Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - CNY (¥)	Ordinary Shares	Treasury Stock	Additional paid-in capital	Accumulated other comprehensive income/(losses)	Retained earnings	Total
Balance at Dec. 31, 2020	¥ 916,743		¥ 999,662,882	¥ (18,456,546)	¥ 2,759,127,799	¥ 3,741,250,878
Net income					169,855,888	169,855,888
Foreign currency translation adjustment				(1,618,941)		(1,618,941)
Share-based compensation			14,074,776			14,074,776
Balance at Sep. 30, 2021	916,743		1,013,737,658	(20,075,487)	2,928,983,687	3,923,562,601
Balance at Dec. 31, 2021	916,743		1,018,429,249	(25,393,515)	2,824,335,263	3,818,287,740
Repurchase of ordinary shares		(68,089,911)				(68,089,911)
Net income					107,214,293	107,214,293
Foreign currency translation adjustment				18,747,601		18,747,601
Share-based compensation			4,330,701			4,330,701
Balance at Sep. 30, 2022	¥ 916,743	¥ (68,089,911)	¥ 1,022,759,950	¥ (6,645,914)	¥ 2,931,549,556	¥ 3,880,490,424